Brown Advisory Sustainable Small-Cap Core Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Communication Services - 2.7%
John Wiley & Sons, Inc. - Class A	49,617	$1,890,408
Nexstar Media Group, Inc.	5,067	916,265
		2,806,673

Consumer Discretionary - 6.5%
Bright Horizons Family Solutions, Inc. (a)	14,568	1,196,470
First Watch Restaurant Group, Inc. (a)	72,420	758,961
TopBuild Corp. (a)	2,270	797,451
Valvoline, Inc. (a)	45,394	1,528,870
Wyndham Hotels & Resorts, Inc.	18,422	1,496,419
YETI Holdings, Inc. (a)	27,342	1,000,444
		6,778,615

Consumer Staples - 0.9%
Nomad Foods Ltd.	104,038	999,805

Energy - 3.4%
Bristow Group, Inc.	76,379	3,581,411

Financials - 14.6%
Assured Guaranty Ltd.	13,460	1,096,721
Bancorp, Inc. (a)	39,535	2,124,216
Eastern Bankshares, Inc.	81,868	1,601,338
Euronet Worldwide, Inc. (a)	21,378	1,418,858
First Financial Bancorp	39,064	1,089,104
Horace Mann Educators Corp.	26,339	1,124,149
MGIC Investment Corp.	50,778	1,332,922
Old National Bancorp	96,173	2,125,423
Towne Bank/Portsmouth VA	51,201	1,723,938
WSFS Financial Corp.	26,075	1,706,869
		15,343,538

Health Care - 20.8%
Ascendis Pharma AS - ADR (a)	6,545	1,497,038
BrightSpring Health Services, Inc. (a)	50,111	2,135,230
Bruker Corp.	41,999	1,517,004
Cytokinetics, Inc. (a)	22,961	1,513,359
Encompass Health Corp.	18,263	1,766,580
Guardant Health, Inc. (a)	11,824	1,092,183
Guardian Pharmacy Services, Inc. - Class A (a)	71,048	2,675,668
HealthEquity, Inc. (a)	27,484	2,296,838
ICU Medical, Inc. (a)	9,926	1,281,943
Insmed, Inc. (a)	6,651	1,087,572
Kestra Medical Technologies Ltd. (a)	59,593	1,187,688
Neurocrine Biosciences, Inc. (a)	9,818	1,293,423
SI-BONE, Inc. (a)	71,048	897,336
Vaxcyte, Inc. (a)	25,864	1,502,957
		21,744,819

Industrials - 21.5%
Applied Industrial Technologies, Inc.	6,862	1,820,626
Enerpac Tool Group Corp. - Class A	41,013	1,495,744
EnPro, Inc.	8,287	2,077,136
Generac Holdings, Inc. (a)	8,287	1,618,700
Kadant, Inc.	5,542	1,620,204
OPENLANE, Inc. (a)	60,491	1,763,313
Sensata Technologies Holding PLC	49,248	1,734,514
SiteOne Landscape Supply, Inc. (a)	11,454	1,524,642
SPX Technologies, Inc. (a)	8,445	1,688,493
StandardAero, Inc. (a)	56,728	1,465,284
Tennant Co.	14,727	977,873
Timken Co.	16,010	1,610,126
Valmont Industries, Inc.	3,589	1,434,057
Zurn Elkay Water Solutions Corp.	37,371	1,675,716
		22,506,428

Information Technology - 13.1%
CTS Corp.	41,119	1,963,844
Entegris, Inc.	11,634	1,363,970
Guidewire Software, Inc. (a)	7,231	1,081,468
NCR Voyix Corp. (a)	102,507	648,869
Novanta, Inc. (a)	13,407	1,583,501
OSI Systems, Inc. (a)	5,173	1,373,483
Power Integrations, Inc.	33,571	1,718,835
SiTime Corp. (a)	5,226	1,804,799
Universal Display Corp.	13,935	1,277,282
Vertex, Inc. - Class A (a)	78,332	931,368
		13,747,419

Materials - 7.1%
Ecovyst, Inc. (a)	195,160	2,509,758
HB Fuller Co.	22,169	1,367,384
Ingevity Corp. (a)	34,890	2,485,215
James Hardie Industries PLC (a)	56,110	1,062,723
		7,425,080

Real Estate - 3.0%
Cushman & Wakefield Ltd. (a)	153,813	1,885,748
FirstService Corp.	9,446	1,312,427
		3,198,175

Utilities - 2.2%
Talen Energy Corp. (a)	7,073	2,257,914
TOTAL COMMON STOCKS (Cost $88,257,825)		100,389,877

REAL ESTATE INVESTMENT TRUSTS - 2.4%	Shares	Value
Real Estate - 2.4%
Curbline Properties Corp.	51,465	1,327,283
EastGroup Properties, Inc.	6,281	1,162,550
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,155,452)		2,489,833

CONTINGENT VALUE RIGHTS - 0.0% (b)	Shares	Value
Health Care - 0.0% (b)
Sanofi SA (Acquired in July 2025) (a)(c)	12,277	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 2.0%	Shares	Value
Money Market Funds – 2.0%
First American Government Obligations Fund - Class Z, 3.54% (d)	2,097,138	2,097,138
TOTAL SHORT-TERM INVESTMENTS (Cost $2,097,138)		2,097,138

TOTAL INVESTMENTS - 100.2% (Cost $92,510,415)		104,976,848
Liabilities in Excess of Other Assets - (0.2)%		(254,931)
TOTAL NET ASSETS - 100.0%		$104,721,917

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory Sustainable Small-Cap Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$100,389,877	$–	$–	$100,389,877
Real Estate Investment Trusts	2,489,833	–	–	2,489,833
Contingent Value Rights	–	–	0	0
Money Market Funds	2,097,138	–	–	2,097,138
Total Investments	$104,976,848	$–	$0	$104,976,848

Refer to the Schedule of Investments for further disaggregation of investment categories.